Exchange rates (Tables)	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Schedule of Exchange Rates
		As of March 31,
		2023	2024
USD:ZAR	– closing	17.98	18.88
	– average	16.99	18.73

USD:GBP	– closing	0.81	0.79
	– average	0.83	0.80